Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                    September 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Security Equity Separate Account Twenty-Seven
          File No. 811-08892

Commissioners:

The Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

If you have any questions, please contact Kathleen Wallace at 212-578-9034.